Basis of Presentation and General Information	12 Months Ended
Dec. 31, 2020
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Basis of Presentation and General Information	Basis of Presentation and General Information
Safe Bulkers, Inc., (“Safe Bulkers”) was formed on December 11, 2007, under the laws of the Republic of the Marshall Islands. Safe Bulkers’ common stock trades on the New York Stock Exchange (“NYSE”) under the symbol “SB.”

Polys Hajioannou and his family, by virtue of shares owned indirectly through various private entities are the controlling shareholders of Safe Bulkers and as a result control the outcome of matters on which shareholders are entitled to vote, including the election of the entire board of directors and other significant corporate actions.

Since Safe Bulkers’ initial public offering, Safe Bulkers has successfully completed five additional public common stock offerings and three preferred stock offerings.

As of December 31, 2020, Safe Bulkers held 50 wholly-owned companies (which are referred to herein as “Subsidiaries”) which together owned and operated a fleet of 42 drybulk vessels and were scheduled to acquire two additional newbuild vessels (the “Newbuilds”).

Safe Bulkers and its Subsidiaries are collectively referred to in the notes to the consolidated financial statements as the “Company.”

The Company’s principal business is the ownership and operation of drybulk vessels. The Company’s vessels operate worldwide, carrying drybulk cargo for the world’s largest consumers of marine drybulk transportation services. Safety Management Overseas S.A., a company incorporated under the laws of the Republic of Panama (“Safety Management”) and Safe Bulkers Management Limited, a company incorporated under the laws of the Republic of Cyprus (“Safe Bulkers Management,” and, together with Safety Management, the “Managers,” and either of them “the Manager”), related parties both controlled by Polys Hajioannou, provide technical, commercial and administrative management services to the Company.

The accompanying consolidated financial statements include the operations, assets and liabilities of the Company, and of its Subsidiaries listed below.

Subsidiary	Vessel Name	Type	Built
Maxeikosiepta Shipping Corporation (“Maxeikosiepta”)(1)(5)	Paraskevi	Panamax	January 2003
Marindou Shipping Corporation (“Marindou”)(1)	Maria	Panamax	April 2003
Maxeikosiexi Shipping Corporation (“Maxeikosiexi”)(1)	Koulitsa	Panamax	April 2003
Avstes Shipping Corporation (“Avstes”)(1)(6)	Vassos	Panamax	February 2004
Kerasies Shipping Corporation (“Kerasies”)(1)	Katerina	Panamax	May 2004
Marathassa Shipping Corporation (“Marathassa”)(1)	Maritsa	Panamax	January 2005
Kyotofriendo One Shipping Corporation (“Kyotofriendo One”)(2)(7)	Paraskevi 2	Panamax	April 2011
Maxeikositessera Shipping Corporation (“Maxeikositessera”)(2)	Efrossini	Panamax	February 2012
Glovertwo Shipping Corporation (“Glovertwo”)(2)	Zoe	Panamax	July 2013
Shikokutessera Shipping Inc. (“Shikokutessera”)(2)	Kypros Land	Panamax	January 2014
Shikokupente Shipping Inc. (“Shikokupente”)(2)	Kypros Sea	Panamax	March 2014
Gloverfour Shipping Corporation (“Gloverfour”)(2)	Kypros Bravery	Panamax	January 2015
Shikokuokto Shipping Corporation (“Shikokuokto”)(2)	Kypros Sky	Panamax	March 2015

Subsidiary	Vessel Name	Type	Built
Gloverfive Shipping Corporation (“Gloverfive”)(2)	Kypros Loyalty	Panamax	June 2015
Gloversix Shipping Corporation (“Gloversix”)(2)	Kypros Spirit	Panamax	July 2016
Pemer Shipping Ltd. (“Pemer”)(1)	Pedhoulas Merchant	Kamsarmax	March 2006
Petra Shipping Ltd. (“Petra”)(1)	Pedhoulas Trader	Kamsarmax	May 2006
Pelea Shipping Ltd. (“Pelea”)(1)	Pedhoulas Leader	Kamsarmax	March 2007
Vassone Shipping Corporation (“Vassone”)(2)	Pedhoulas Commander	Kamsarmax	May 2008
Maxeikosi Shipping Corporation (“Maxeikosi”)(1)	Pedhoulas Builder	Kamsarmax	May 2012
Maxeikositria Shipping Corporation (“Maxeikositria”)(1)	Pedhoulas Fighter	Kamsarmax	August 2012
Maxeikosiena Shipping Corporation (“Maxeikosiena”)(1)	Pedhoulas Farmer	Kamsarmax	September 2012
Youngone Shipping Corporation (“Youngone”)(2)	Pedhoulas Cherry	Kamsarmax	July 2015
Youngtwo Shipping Corporation (“Youngtwo”)(2)	Pedhoulas Rose	Kamsarmax	January 2017
Pinewood Shipping Corporation (“Pinewood”)(2)(3)	Pedhoulas Cedrus	Kamsarmax	June 2018
Marinouki Shipping Corporation (“Marinouki”)(1)	Marina	Post-Panamax	January 2006
Soffive Shipping Corporation (“Soffive”)(1)	Sophia	Post-Panamax	June 2007
Vasstwo Shipping Corporation (“Vasstwo”)(1)	Xenia	Post-Panamax	August 2006
Eniaprohi Shipping Corporation (“Eniaprohi”)(1)	Eleni	Post-Panamax	November 2008
Eniadefhi Shipping Corporation (“Eniadefhi”)(1)	Martine	Post-Panamax	February 2009
Maxdodeka Shipping Corporation (“Maxdodeka”)(1)	Andreas K	Post-Panamax	September 2009
Pentakomo Shipping Corporation (“Pentakomo”)(2)	Agios Spyridonas	Post-Panamax	January 2010
Maxdekatria Shipping Corporation (“Maxdekatria”)(1)	Panayiota K	Post-Panamax	April 2010
Maxdeka Shipping Corporation (“Maxdeka”)(2)	Venus Heritage	Post-Panamax	December 2010
Shikoku Friendship Shipping Company (“Shikoku”)(2)	Venus History	Post-Panamax	September 2011
Maxenteka Shipping Corporation (“Maxenteka”)(2)	Venus Horizon	Post-Panamax	February 2012
Shikokuepta Shipping Inc. (“Shikokuepta”)(2)	Troodos Sun	Post-Panamax	January 2016
Shikokuexi Shipping Inc. (“Shikokuexi”)(2)	Troodos Air	Post-Panamax	March 2016
Monagrouli Shipping Corporation (“Monagrouli”)(2)	Troodos Oak	Post-Panamax	April 2020
Maxpente Shipping Corporation (“Maxpente”)(1)	Kanaris	Capesize	March 2010
Eptaprohi Shipping Corporation (“Eptaprohi”)(1)	Pelopidas	Capesize	November 2011
Maxtessera Shipping Corporation (“Maxtessera”)(2)	Lake Despina	Capesize	January 2014
Shikokuennia Shipping Corporation (“Shikokuennia”)(2)	Mount Troodos	Capesize	November 2009
Agros Shipping Corporation ("Agros") (2)(4)	TBN - H 1381	Kamsarmax	April 2022
Lofou Shipping Corporation ("Lofou") (2)(4)	TBN -H 11013	Post-Panamax	April 2022
Gloverthree Shipping Corporation (“Gloverthree”)(2)	—	—	—
Staloudi Shipping Corporation (“Staloudi”)(1)	—	—	—
Gloverseven Shipping Corporation (“Gloverseven”)(2)	—	—	—
Kyotofriendo Two Shipping Corporation (“Kyotofriendo Two”)(2)(3)	—	—	—
Maxeikosipente Shipping Corporation (“Maxeikosipente”)(1)	—	—	—

(1)Incorporated under the laws of the Republic of Liberia.
(2)Incorporated under the laws of the Republic of the Marshall Islands.
(3)In July 2016, the Shipsales Contract relating to Hull No. 1552, initially contracted by Kyotofriendo Two, was novated to Pinewood. Under an agreement with an unaffiliated third party, upon delivery of the vessel, named Pedhoulas Cedrus, to Pinewood in June 2018, 100 shares of Series A Preferred Stock of Pinewood were issued to the unaffiliated third party for proceeds in the equivalent of $16,875 at the time of issuance, which were used to finance part of the cost of such vessel. Such shares had preference over shares of common stock of Pinewood with respect to distributions by, and liquidation of, Pinewood. Furthermore, under this agreement, Pinewood agreed to (i) pay its own expenses out of its own funds, (ii) keep its assets and funds separate from the assets and funds of the Company, (iii) refrain from holding its assets and/or creditworthiness as being available to satisfy any of the obligations of the Company and (iv) take, or refrain from taking, certain other actions designed to ensure that the assets of Pinewood are not available to creditors of Safe Bulkers or its other subsidiaries. All Series A Preferred Stock were redeemed by Pinewood in February 2021, and as a result all previously mentioned restrictions no longer exist.
(4)Estimated completion date for newbuild vessels as of December 31, 2020.
(5)Vessel held for sale. Sale is scheduled to be consummated in April 2021. See Note 6 and subsequent events Note 20.
(6)Vessel scheduled to be sold in May 2021. See subsequent events Note 20.
(7)The Company acquired the vessel as second-hand in March 2021. See subsequent events Note 20.

For the years ended December 31, 2018, 2019 and 2020 the following charterers individually accounted for more than 10% of the Company’s revenues as follows:

	December 31,
	2018	2019	2020
Viterra B.V. (ex-Glencore Agriculture B.V.)	14.73%	21.03%	15.01%
Bunge S.A.	13.76%	10.37%	—%
Cargill International S.A.	—%	—%	11.13%

Coronavirus Outbreak: On March 11, 2020, the World Health Organization declared the 2019 Novel Coronavirus (the “2019-nCoV”) outbreak a pandemic. In response to the outbreak, many countries, ports and organizations, including those where we conduct a large part of our operations, have implemented measures to combat the outbreak, such as quarantines and travel restrictions, which may continue to cause trade disruptions and volatility in the commodity markets. We have experienced and may continue to experience lower drybulk rates, as a result of the reduction of the global demand for dry bulk cargoes such as iron ore and coal, and additional costs to effect crew changes. Although to date there has not been any significant effect on our operating activities due to 2019-nCoV other than the decrease in market rates in 2020, which have recovered in 2021, and increased crew cost, the extent to which a new wave of the 2019-nCoV will impact the Company’s results of operations and financial condition will depend on future developments, which are uncertain and cannot be predicted, including among others, new information which may emerge concerning the severity of the virus and the effectiveness of the actions taken to contain or treat its impact or any resurgence or mutation of the virus, the availability and effectiveness of vaccines and their global deployment. Accordingly, an estimate of the future impact cannot be made at this time.